Financial Instruments And Risks - Summary of Credit Exposure of The Group (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Cash at bank	¥ 43,882,127	¥ 34,743,188	¥ 24,158,568
Restricted cash	26,508,631	30,453,539
Financial assets at fair value through profit or loss	29,089,447	31,023,211
Financial assets at amortized cost	4,716,448	3,784,613
Financial assets purchased under reverse repurchase agreements	0	5,527,177
Accounts and other receivables and contract assets	15,758,135	22,344,773
Loans to customers	211,446,645	214,972,110
On Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Cash at bank	43,882,127	34,743,188
Restricted cash	26,508,631	30,453,539
Financial assets at fair value through profit or loss	29,089,447	31,023,211
Financial assets at amortized cost	4,716,448	3,784,613
Financial assets purchased under reverse repurchase agreements	0	5,527,177
Accounts and other receivables and contract assets	15,758,135	22,344,773
Loans to customers	211,446,645	214,972,110
Total financial assets	331,401,433	342,848,611
Off Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Financing guarantee contracts	¥ 68,502,938	¥ 64,731,369